Income Taxes (Details 8) - 12 months ended Dec. 31, 2022 $ in Thousands, $ in Thousands	CLP ($)	ARS ($)
Income Taxes [Line Items]
Tax witholding rate for dividend payments	7.00%	7.00%
Taxable Income One [Member]
Income Taxes [Line Items]
Cumulative Taxable Income Per Annum Maximum		$ 7,604,949
Minimum Tax Expenses Based On The Taxable Income Threshold		$ 0
Tax Rate Based On The Cumulative Taxable Income	25.00%	25.00%
Base Amount For Determining The slab Rate On Which The Tax Amount Is Payable		$ 0
Taxable Income Two [Member]
Income Taxes [Line Items]
Cumulative Taxable Income Per Annum Minimum	$ 7,604,949
Cumulative Taxable Income Per Annum Maximum		76,049,486
Minimum Tax Expenses Based On The Taxable Income Threshold		$ 1,901,237
Tax Rate Based On The Cumulative Taxable Income	30.00%	30.00%
Base Amount For Determining The slab Rate On Which The Tax Amount Is Payable		$ 7,604,949
Taxable Income Three [Member]
Income Taxes [Line Items]
Cumulative Taxable Income Per Annum Minimum	$ 76,049,486
Minimum Tax Expenses Based On The Taxable Income Threshold		$ 22,434,598
Tax Rate Based On The Cumulative Taxable Income	35.00%	35.00%
Base Amount For Determining The slab Rate On Which The Tax Amount Is Payable		$ 76,049,486